Other Disclosures - Equity - Summary of Share Activity (Details) - Ordinary Shares - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares, Beginning of the period	19,984,799	19,939,564	19,928,184
Issuance of bonus shares as part of license agreement	20,650	26,060	11,380
Issuance of Matching Shares	31,250	19,175
Issuance of shares due to exercise of restricted share-units	11,921
Issuance of shares related to directed issue and private placement	7,032,937
Issuance of shares related to US listing	7,616,146
Number of shares, Ending of the period	34,697,703	19,984,799	19,939,564